Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest and Dividend Income
Loans, including fees	$ 12,248	$ 11,827
Securities - taxable	483	415
Securities - tax exempt	102	105
Mortgage-backed securities	108	141
Other	106	52
Total Interest and Dividend Income	13,047	12,540
Interest Expense
Deposits	3,469	2,591
Short-term borrowings	133	215
Long-term borrowings	1,335	1,173
Total Interest Expense	4,937	3,979
Net Interest Income	8,110	8,561
Provision for Loan Losses	295	300
Net Interest Income after Provision for Loan Losses	7,815	8,261
Other Income
Increase in cash surrender value of bank owned life insurance	58	61
Realized gain on sale of loans	931	1,437
Mortgage fee income	612	743
Other	176	196
Total Other Income	1,937	2,717
Other Expense
Salaries and employee benefits	6,137	6,497
Occupancy	1,056	1,088
Data processing costs	467	426
Advertising	68	147
Equipment	543	542
Electronic banking	109	109
Directors' fees	218	205
Mortgage fees and taxes	243	422
FDIC premium expense	69	120
Audits and tax services	161	213
Professional services	295	214
Legal expense	362	166
Other	638	662
Total Other Expense	10,366	10,811
Income (Loss) before Income Taxes	(614)	167
Provision (Benefit) for Income Taxes	(101)	32
Net Income (Loss)	$ (513)	$ 135
Basic and Diluted Earnings (Loss) Per Common Share (in dollars per share)	$ (0.28)	$ 0.07
Service fees
Other Income
Other income including Service fees and Fee income	$ 141	$ 149
Insurance and securities commission income
Other Income
Other income including Service fees and Fee income	$ 19	$ 131